Cover	Nov. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 19, 2024
Entity File Number	811-1731
Entity Registrant Name	SOURCE CAPITAL INC /DE/
Entity Central Index Key	0000091847
Entity Tax Identification Number	95-2559370
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	235 West Galena Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53212-3948
City Area Code	626
Local Phone Number	385-5777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false